Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options [Abstract]
Schedule of Stock Option Activity	The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:
	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at December 31, 2022	263,000	$1.25	1.01	$—
Outstanding at September 30, 2022	—	n/a	n/a	n/a
Exercisable and vested at September 30, 2023	—	n/a	n/a	n/a
Options outstanding as of and for the years ended December 31, 2022 and 2021 is summarized as follows:
	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at December 31, 2021	263,000	$1.25	2.01	$—
Outstanding at December 31, 2022	263,000	$1.25	1.01	$—
Exersisable and vested at December 31, 2022	263,000	$1.25	1.01	$—